================================================================================

                         CENTRAL SECURITIES CORPORATION

                                   ----------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

================================================================================

                         CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment
                             Company Act of 1940.)

                            TEN YEAR HISTORICAL DATA

                                            Per Share of Common Stock
                                         -------------------------------

                                                                                Distribu-
                           Convertible                              Divi-       tions(B)
                           Preference                             dends(B)        from
              Total         Stock at       Net         Net        from net     long-term     Net realized       Unrealized
               net         liquidation    asset    investment    investment    investment     investment       appreciation
Year         assets        preference     value     income(A)      income        gains           gains        of investments
----         ------        -----------    -----    ----------    ----------    ----------    ------------     --------------
1990      $111,152,013    $10,027,050    $10.00                                                                 $25,940,819
1991       131,639,511     10,022,100     11.87     $ .14           $.14         $ .56*        $7,321,233        43,465,583
1992       165,599,864     10,019,000     14.33       .12            .20           .66          8,304,369        70,586,429
1993       218,868,360      9,960,900     17.90       .14            .18          1.42         16,407,909       111,304,454
1994       226,639,144      9,687,575     17.60       .23            .22          1.39         16,339,601       109,278,788
1995       292,547,559      9,488,350     21.74       .31            .33          1.60         20,112,563       162,016,798
1996       356,685,785      9,102,050     25.64       .27            .28          1.37         18,154,136       214,721,981
1997       434,423,053      9,040,850     29.97       .24            .34          2.08         30,133,125       273,760,444
1998       476,463,575      8,986,125     31.43       .29            .29          1.65         22,908,091       301,750,135
1999       590,655,679             --     35.05       .26            .26          2.34         43,205,449       394,282,360
2000       596,289,086             --     32.94       .32            .32          4.03         65,921,671       363,263,634
6 mos.
to
June 30,   586,994,701             --     32.49       .13            .05           .30          8,771,659       350,273,991
2001**

----------
A - Excluding gains or losses realized on sale of investments and the dividend requirement on the Convertible Preference Stock, which was redeemed on August 1, 1999.
B - Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes.
*   Includes a non-taxable return of capital of $.11.
**  Unaudited.

      The Common Stock is listed on the American Stock Exchange. On June 29, 2001 (the last trading day of the six-month period), the market quotations were as follows:

      Common Stock ....................................  $29.40 low, $29.55 high and last sale


                                      [2]

To the Stockholders of

      CENTRAL SECURITIES CORPORATION:

      Financial statements for the six months ended June 30, 2001 reviewed by our independent accountants and other pertinent information are submitted herewith.

      Comparative net assets are as follows:

                                                    June 30,
                                                      2001         December 31,
                                                   (Unaudited)         2000
                                                   -----------     ------------
Net assets ....................................... $586,994,701    $596,289,086
Net assets per share of Common Stock .............        32.49           32.94
  Shares of Common Stock outstanding .............   18,065,546      18,103,346

      Comparative operating results are as follows:

                                                     Six months ended June 30,
                                                    ----------------------------
                                                       2001            2000
                                                    (Unaudited)     (Unaudited)
                                                    -----------     -----------
Net investment income ............................  $ 2,267,409     $ 2,997,695
    Per share of Common Stock ....................          .13*            .18*
Net realized gain on sale of investments .........    8,771,659      49,004,346
Increase (decrease) in net unrealized
  appreciation of investments ....................  (12,989,643)     37,079,236
Increase (decrease) in net assets resulting
  from operations ................................   (1,950,575)     89,081,277

----------
*   Per-share data are based on the average number of Common shares outstanding.

      A dividend of $.35 per share was paid on June 22, 2001 to holders of Common Stock. Stockholders will be sent a notice concerning the taxability of all 2001 distributions in January 2002.

      During the first six months of 2001 the Corporation repurchased 37,800 shares of its Common Stock at an average price per share of $27.01. These shares were purchased on the American Stock Exchange. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders.

      Stockholders' inquiries are welcome.

                                                  CENTRAL SECURITIES CORPORATION

                                                     WILMOT H. KIDD, President

375 Park Avenue
New York, NY 10152
July 25, 2001


                                      [3]

                             TEN LARGEST INVESTMENTS

                                  June 30, 2001
                                   (Unaudited)

                                                                               % of     Year First
                                                           Cost     Value   Net Assets   Acquired
                                                           -----    -----   ----------  ----------
                                                             (millions)

The Plymouth Rock Company, Inc. .....................      $2.2     $44.0      7.5%         1982
Intel Corporation ...................................        .6      38.0      6.5          1986
Flextronics International Ltd. ......................       4.9      37.9      6.4          1996
Capital One Financial Corporation ...................       3.0      36.1      6.1          1994
American Management Systems, Inc. ...................      20.8      35.4      6.0          1984
Analog Devices, Inc. ................................        .9      31.6      5.4          1989
Unisys Corporation ..................................      35.4      29.4      5.0          1999
The Bank of New York Company, Inc. ..................       4.0      28.8      4.9          1993
Household International, Inc. .......................       3.0      26.7      4.5          1992
Murphy Oil Corporation ..............................       9.1      22.1      3.8          1976

                           PRINCIPAL PORTFOLIO CHANGES

                            April 1 to June 30, 2001
                                   (Unaudited)

                    (Common Stock unless specified otherwise)

                                                                     Number of Shares
                                                         ----------------------------------------
                                                                                           Held
                                                                                         June 30,
                                                         Purchased         Sold            2001
                                                         ---------         ----            ----
American Power Conversion Corp. .....................                     200,000              --
Church & Dwight Co., Inc. ...........................                     260,000         190,000
Genuity Inc. ........................................     300,000                       3,600,000
Impath Inc. .........................................                       8,500         350,000
Motorola, Inc. ......................................      30,000                         430,000
Mutual Risk Management Ltd. .........................                     240,000              --
PartnerRe Ltd. ......................................                       8,200          91,800
Schlumberger Ltd. ...................................                     100,000              --
SunGard Data Systems Inc. ...........................     300,000*                        600,000
UniFirst Corporation ................................                      20,000         150,000
Unisys Corporation ..................................     145,000                       2,000,000
UnumProvident Corporation ...........................                     200,000              --
Washington Group International, Inc. ................                     700,000              --

----------
*   Stock split.


                                      [4]

                      STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2001
                                   (Unaudited)

ASSETS:
    Investments:
        General portfolio securities at market value
          (cost $188,736,521) (Note 1) ...............................  $495,016,889
        Securities of affiliated companies (cost $3,462,486)
          (Notes 1, 5 and 6) .........................................    47,456,109
        Short-term investments (cost $44,527,765) ....................    44,527,765    $587,000,763
                                                                        ------------
    Cash, receivables and other assets:
        Cash .........................................................         3,447
        Dividends receivable .........................................       110,825
        Prepaid expenses .............................................        41,195
        Other assets .................................................        23,386         178,853
                                                                        ------------    ------------
            Total Assets .............................................                   587,179,616
LIABILITIES:
    Accrued expenses and reserves ....................................       184,915
                                                                        ------------
            Total Liabilities ........................................                       184,915
                                                                                        ------------
NET ASSETS ...........................................................                  $586,994,701
                                                                                        ============
NET ASSETS are represented by:
    Common Stock at par value, $1.00 per share, authorized
      30,000,000 shares; issued 18,329,242 (Note 2) ..................                   $18,329,242
    Surplus:
        Paid-in ......................................................  $215,043,933
        Undistributed net gain on sales of investments ...............     8,745,070
        Undistributed net investment income ..........................     1,558,601     225,347,604
                                                                        ------------
    Net unrealized appreciation of investments .......................                   350,273,991
    Treasury stock, at cost (263,696 shares of Common Stock)
      (Note 2) .......................................................                    (6,956,136)
                                                                                        ------------
NET ASSETS ...........................................................                  $586,994,701
                                                                                        ============
NET ASSET VALUE PER COMMON SHARE .....................................                     $32.49
                                                                                           ======

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                      [5]

                             STATEMENT OF OPERATIONS

                     For the six months ended June 30, 2001
                                   (Unaudited)

INVESTMENT INCOME
Income:
    Dividends ........................................................   $ 2,376,055
    Interest .........................................................       945,788      $3,321,843
                                                                         -----------
Expenses:
    Administration and operations ....................................       264,625
    Investment research ..............................................       213,750
    Legal, auditing and tax fees .....................................        95,509
    Rent and utilities ...............................................        85,668
    Franchise and miscellaneous taxes ................................        77,490
    Directors' fees ..................................................        57,000
    Listing, software and sundry fees ................................        53,428
    Insurance ........................................................        52,952
    Stationery, supplies, printing and postage .......................        31,819
    Transfer agent and registrar fees and expenses ...................        21,497
    Publications .....................................................        21,042
    Travel and telephone .............................................        19,558
    Custodian fees ...................................................        17,061
    Employees' retirement plans ......................................         7,600
    Miscellaneous ....................................................        35,435       1,054,434
                                                                         -----------      ----------
Net investment income ................................................                     2,267,409

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain from security transactions .........................     8,771,659
Net decrease in unrealized appreciation of investments ...............   (12,989,643)
                                                                         -----------
    Net loss on investments ..........................................                    (4,217,984)
                                                                                          ----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .........................................................                   ($1,950,575)
                                                                                          ==========

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                      [6]

                       STATEMENTS OF CHANGES IN NET ASSETS

                     For the six months ended June 30, 2001
                      and the year ended December 31, 2000

                                                                         Six months
                                                                            ended
                                                                           June 30,      Year ended
                                                                            2001        December 31,
                                                                         (Unaudited)        2000
                                                                          ---------         ----
FROM OPERATIONS:
    Net investment income ............................................   $ 2,267,409     $ 5,399,641
    Net realized gain on investments .................................     8,771,659      65,921,671
        Net decrease in unrealized appreciation
          of investments .............................................   (12,989,643)    (31,018,726)
                                                                        ------------    ------------
        Increase (decrease) in net assets resulting
          from operations ............................................    (1,950,575)     40,302,586
                                                                        ------------    ------------
DISTRIBUTIONS TO STOCKHOLDERS FROM:
    Net investment income ............................................      (815,866)     (5,402,497)
    Net realized gain from investment transactions ...................    (5,507,076)    (67,869,760)
                                                                        ------------    ------------
        Decrease in net assets from distributions ....................    (6,322,942)    (73,272,257)
                                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS: (Note 2)
    Distribution to stockholders reinvested in Common Stock ..........            --      39,089,789
    Cost of shares of Common Stock repurchased .......................    (1,020,868)       (486,711)
                                                                        ------------    ------------
        Increase (decrease) in net assets from capital
          share transactions .........................................    (1,020,868)     38,603,078
                                                                        ------------    ------------
            Total increase (decrease) in net assets ..................    (9,294,385)      5,633,407
NET ASSETS:
    Beginning of period ..............................................   596,289,086     590,655,679
                                                                        ------------    ------------
    End of period (including undistributed net investment income
      of $1,558,601 and $107,057, respectively) ......................  $586,994,701    $596,289,086
                                                                        ============    ============

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                      [7]

                            STATEMENT OF INVESTMENTS

                                  June 30, 2001
                                   (Unaudited)

                          PORTFOLIO SECURITIES (92.4%)
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

               Prin. Amt.
                or Shares                                                              Value
               ----------                                                              -----
                            Banking and Finance 17.4%
                 600,000     The Bank of New York Company, Inc. ......             $ 28,800,000
                 600,000     Capital One Financial Corporation .......               36,090,000
                 300,000     First Union Corporation .................               10,482,000
                 400,000     Household International, Inc. ...........               26,680,000
                                                                                   ------------
                                                                                    102,052,000
                                                                                   ------------
                            Business Services 1.2%
                 160,000     ProBusiness Services, Inc.(a) ...........                4,248,000
                 150,000     UniFirst Corporation ....................                2,850,000
                                                                                   ------------
                                                                                      7,098,000
                                                                                   ------------
                            Chemicals 4.5%
               1,600,000     PolyOne Corporation .....................               16,656,000
                 300,000     Rohm and Haas Company ...................                9,870,000
                                                                                   ------------
                                                                                     26,526,000
                                                                                   ------------
                            Computer Software & Services 17.7%
               1,500,000     American Management Systems,
                              Incorporated (a) .......................               35,400,000
                 680,000     Convergys Corporation(a) ................               20,570,000
                 395,000     Peerless Systems Corporation(a) .........                  730,750
                 600,000     SunGard Data Systems Inc.(a) ............               18,006,000
               2,000,000     Unisys Corporation(a) ...................               29,420,000
                                                                                   ------------
                                                                                    104,126,750
                                                                                   ------------
                            Data Processing 1.9%
                 500,000     The Reynolds and Reynolds
                               Company Class A .......................               10,975,000
                                                                                   ------------
                            Electronics 22.2%
                 730,000     Analog Devices, Inc.(a) .................               31,572,500
                 450,000     Arrow Electronics, Inc.(a) ..............               10,930,500
                 200,000     Cabletron Systems, Inc.(a) ..............                4,570,000
               1,450,000     Flextronics International Ltd.(a) .......               37,859,500
               1,300,000     Intel Corporation .......................               38,025,000
                 430,000     Motorola, Inc. ..........................                7,120,800
                                                                                   ------------
                                                                                    130,078,300
                                                                                   ------------
                            Energy 3.8%
                 300,000     Murphy Oil Corporation ..................               22,080,000
                                                                                   ------------


                                      [8]

               Prin. Amt.
                or Shares                                                              Value
               ----------                                                              -----
                            Health Care 2.6%
                 350,000     Impath Inc.(a) ..........................             $ 15,505,000
                                                                                   ------------
                            Household Products 0.8%
                 190,000     Church & Dwight Co., Inc. ...............                4,835,500
                                                                                   ------------
                            Insurance 8.3%
                  91,800     PartnerRe Ltd ...........................                5,085,720
                  70,000     The Plymouth Rock Company, Inc.
                               Class A(b)(c) .........................               43,960,000
                                                                                   ------------
                                                                                     49,045,720
                                                                                   ------------
                            Manufacturing 4.9%
                 510,000     ArvinMeritor, Inc. ......................                8,537,400
                 560,400     Brady Corporation Class A ...............               20,247,253
                                                                                   ------------
                                                                                     28,784,653
                                                                                   ------------
                            Telecommunications 6.4%
                 900,000     Broadwing Inc.(a) .......................               22,005,000
               3,600,000     Genuity Inc.(a) .........................               11,232,000
                 240,000     Nextel Communications, Inc. Class A(a) ..                4,200,000
                                                                                   ------------
                                                                                     37,437,000
                                                                                   ------------
                            Transportation 0.6%
                 533,757     Transport Corporation of America, Inc.
                               Class B(a)(b) .........................                3,496,108
                                                                                   ------------
                            Miscellaneous 0.1%
                             Grumman Hill Investments, L.P.(a)(c) ....                  432,967
                                                                                   ------------
                               Total Portfolio Securities
                                 (cost $192,199,007) .................              542,472,998
                                                                                   ------------


                                      [9]

               Prin. Amt.
                or Shares                                                              Value
               ----------                                                              -----
                            SHORT-TERM DEBT INVESTMENTS 7.6%
             $35,018,000     American Express Credit Corp.
                                3.543%-3.867% due 7/5/01-8/8/01 ......             $ 34,951,571
               3,913,000     Ford Motor Credit Corp. 3.562%
                                due 8/1/01 ...........................                3,901,207
               5,685,000     General Electric Capital Corp.
                                3.795%-3.796% due 7/18/01 ............                5,674,987
                                                                                   ------------
                                   Total Short-Term Investments
                                     (cost $44,527,765) ..............               44,527,765
                                                                                   ------------
                                   Total Investments
                                     (cost $236,726,772) (100.0%) ....              587,000,763
                                   Liabilities, less cash,
                                     receivables and other
                                     assets (0.0%) ...................                   (6,062)
                                                                                   ------------
                                   Net Assets (100%) .................             $586,994,701
                                                                                   ============

----------
(a) Non-dividend paying.
(b) Affiliate as defined in the Investment Company Act of 1940.
(c) Valued at estimated fair value.

                See accompanying notes to financial statements.


                                      [10]

                  NOTES TO FINANCIAL STATEMENTS -- (unaudited)

      1. Significant Accounting Policies -- The Corporation is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Security Valuation -- Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates market value. Securities for which no ready market exists, including The Plymouth Rock Company, Inc. Class A Common Stock, are valued at estimated fair value by the Board of Directors.

      Federal Income Taxes -- It is the Corporation's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income taxes have been accrued.

      Useof Estimates -- The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

      Other  --  Security  transactions  are  accounted  for  on  the  date  the securities are purchased or sold, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

      2. Common Stock -- The Corporation repurchased 37,800 shares of its Common Stock in the first six months of 2001 at an average price of $27.01 per share representing an average discount from net asset value of 8.6%. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock, available for optional stock distributions, or may be retired.

      3. Investment Transactions -- The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2001, excluding short-term investments, were $30,544,428 and $39,113,273, respectively.

      As of June 30, 2001, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $359,283,158 and $9,009,167, respectively.

      4. Operating Expenses -- The aggregate remuneration paid during the six months ended June 30, 2001 to officers and directors amounted to $477,000, of which $57,000 was paid as fees to directors who were not officers. Benefits to employees are provided through a profit sharing retirement plan. Contributions to the plan are made at the discretion of the Board of Directors, and each participant's benefits vest after three years. No contributions were made to the plan for the six months ended June 30, 2001.


                                      [11]

             NOTES TO FINANCIAL STATEMENTS -- continued (unaudited)

      5. Affiliates -- The Plymouth Rock Company, Inc. and Transport Corporation of America, Inc. are affiliates as defined in the Investment Company Act of 1940. The Corporation received dividends of $445,200 from affiliates during the six months ended June 30, 2001. Unrealized appreciation related to affiliates increased by $4,660,921 for the six months ended June 30, 2001 to $43,993,622.

      6. Restricted Securities -- The Corporation from time to time invests in securities the resale of which is restricted. On June 30, 2001 such investments had an aggregate value of $45,378,326, which was equal to 7.7% of the Corporation's net assets. Investments in restricted securities at June 30, 2001, including acquisition dates and cost, were:

           Company                    Shares          Security          Date Purchased         Cost
------------------------------      ----------   -------------------    --------------     ----------
Broadwing Inc.                        40,301       Common Stock             11/24/99       $        3

Grumman Hill Investments, L.P.                     Limited Partnership       9/11/85           33,428
                                                      Interest

The Plymouth Rock                     70,000       Class A Common           12/15/82        1,500,000
   Company, Inc.                                      Stock                   6/9/84          699,986

      In general, the Corporation does not have the right to demand registration of the restricted securities. Unrealized appreciation related to restricted securities increased by $3,566,397 for the six months ended June 30, 2001 to $43,144,909.


                                      [12]

                              FINANCIAL HIGHLIGHTS

                                                 Six Mos.
                                                  Ended
                                              June 30, 2001
                                               (Unaudited)       2000           1999           1998           1997          1996
                                               ----------        ----           ----           ----           ----          -----
Per Share Operating Performance
Net asset value, beginning of period ........   $  32.94       $  35.05       $  31.43       $  29.97       $  25.64       $  21.74
Net investment income .......................        .13            .32            .30            .34            .29            .33
Net realized and unrealized gain (loss)
  on securities .............................       (.23)          1.92           5.96           3.11           6.51           5.28
                                                --------       --------       --------       --------       --------       --------
      Total from investment
        operations ..........................       (.10)          2.24           6.26           3.45           6.80           5.61
Less:
Dividends from net investment income*
    To Preference Stockholders ..............         --             --            .04            .05            .05            .06
    To Common Stockholders ..................        .05            .32            .26            .29            .34            .28
Distributions from capital gains*
    To Common Stockholders ..................        .30           4.03           2.34           1.65           2.08           1.37
                                                --------       --------       --------       --------       --------       --------
      Total distributions ...................        .35           4.35           2.64           1.99           2.47           1.71
                                                --------       --------       --------       --------       --------       --------
Net asset value, end of period ..............   $  32.49       $  32.94       $  35.05       $  31.43       $  29.97       $  25.64
                                                ========       ========       ========       ========       ========       ========
Per share market value,
  end of period .............................   $  29.55       $  28.25       $  27.25       $  24.38       $  29.69       $  24.13
Total investment return,
  market(%) .................................       6.81+         17.75          22.96         (11.57)         35.60          22.35
Total investment return, NAV(%) .............      (0.25)+         7.02          31.79          13.75          26.08          25.97
Ratios/Supplemental Data:
Net assets, end of period(000) ..............   $586,995       $596,289       $590,656       $476,464       $434,423       $356,686
Ratio of expenses to average net
  assets for Common(%) ......................        .36++          .38            .45            .51            .54            .57
Ratio of net investment income to
  average net assets for
  Common(%) .................................        .77++          .83            .89           1.09            .99           1.36
Portfolio turnover rate(%) ..................       5.58+         13.54          12.06           6.21          10.92           9.89


----------
 * Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes.
 +  Not annualized.
++  Annualized, not necessarily indicative of full year ratio.

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                      [13]

--------------------------------------------------------------------------------
                     INDEPENDENT ACCOUNTANTS' REVIEW REPORT

      TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
        CENTRAL SECURITIES CORPORATION

            We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2001, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended June 30, 2001. These financial statements are the representation of the management of Central Securities Corporation.

            We have conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

            Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements in order for them to be in conformity with accounting principles generally accepted in the United States of America.

            We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets for the year ended December 31, 2000, and financial highlights for each of the five years in the period ended December 31, 2000, and in our report dated January 24, 2001 we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                                          KPMG LLP

      New York, NY
      July 25, 2001
--------------------------------------------------------------------------------

                  ANNUAL MEETING OF STOCKHOLDERS -- (unaudited)

            The annual meeting of stockholders of the Corporation was held on March 14, 2001. At the meeting all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock:
      Donald G. Calder, 15,765,228 shares in favor, 55,432 shares withheld; Jay
      R. Inglis, 15,755,889 shares in favor, 64,771 shares withheld; Dudley D. Johnson, 15,770,524 shares in favor, 50,136 shares withheld; Wilmot H. Kidd, 15,769,891 shares in favor, 50,819 shares withheld; and C. Carter Walker, Jr., 15,768,374 shares in favor, 52,286 shares withheld.

            In addition, the selection of KPMG LLP as independent auditors of the Corporation for the year 2001 was ratified by the following vote of the holders of the Common Stock: 15,732,336 shares in favor, 35,878 shares against, 52,446 shares abstaining.


                                      [14]

                               BOARD OF DIRECTORS

DONALD G. CALDER                                       DUDLEY D. JOHNSON
     President                                             President
     G. L. Ohrstrom & Co., Inc.                            Young & Franklin Inc.
     New York, NY                                          Liverpool, NY

JAY R. INGLIS                                          WILMOT H. KIDD
     Executive Vice President                              President
     National Marine Underwriters, Inc.
     New York, NY

                              C. CARTER WALKER, JR.
                                 Washington, CT

                                    OFFICERS

                       WILMOT H. KIDD, President
                       CHARLES N. EDGERTON, Vice President and Treasurer MARLENE A. KRUMHOLZ, Secretary

                                     OFFICE

                       375 Park Avenue, New York, NY 10152
                                  212-688-3011
                            www.centralsecurities.com

                                    CUSTODIAN

                                 UMB Bank, N. A.
                   P.O. Box 419226, Kansas City, MO 64141-6226

                          TRANSFER AGENT AND REGISTRAR

                     EquiServe, First Chicago Trust Division
                    P.O. Box 2500, Jersey City, NJ 07303-2500

                              INDEPENDENT AUDITORS

                                    KPMG LLP
                      757 Third Avenue, New York, NY 10017


                                      [15]